Revenues Capitalized contract costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Capitalized Contract Cost [Line Items]
Capitalized contract cost, amortization	$ 5,200	$ 14,000	$ 9,200	$ 18,600
Capitalized contract cost, net	93,887		93,887		$ 62,340
Pre-operational costs
Capitalized Contract Cost [Line Items]
Capitalized contract cost, net	18,782		18,782		4,522
Offshore asset mobilization costs
Capitalized Contract Cost [Line Items]
Capitalized contract cost, net	58,887		58,887		57,818
Vessel repositioning costs
Capitalized Contract Cost [Line Items]
Capitalized contract cost, net	$ 16,218		$ 16,218		$ 0